COMMITMENTS AND CONTINGENCIES (Schedule of Operating Lease Commitments) (Details) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2018	¥ 30,217	$ 4,644
2019	28,154	4,327
2020	24,630	3,786
Operating lease commitments due	¥ 83,001	$ 12,757